Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of December 31,
	2025	2024
Vehicles held for use (i)	$452	$3,234
Production facilities	2,767	2,748
Electronic equipment(i)	641	775
Furniture(i)	193	283
Leasehold improvement	114	114
Battery and charging swap infrastructure(i)	101	106
Less: Accumulated depreciation	(710)	(1,599)
Less: Impairment of property and equipment (i)	(3,201)	(3,159)
Property and equipment, net	$357	$2,502

(i)	For the year ended December 31, 2025, the Group recognized a loss of US$1.2 million on the disposal of certain property and equipment, including vehicles held for use, primarily due to management’s disposal of assets that had become obsolete or were not adequately maintained.

(ii)	Accumulated impairment loss of property and equipment was US$3.2 million as of December 31, 2025 and 2024, which was recognized on certain property and equipment associated with vehicle manufacturing.

Depreciation expenses were US$0.7 million, US$0.8 million and US$0.8 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Impairment made for property and equipment was as follows:

Amounts
Balance as at December 31, 2022	$-
Impairment made during the period	3,183
Effect of exchange rate differences	3
Balance as at December 31, 2023	$3,186
Impairment made during the period	-
Effect of exchange rate differences	(27)
Balance as at December 31, 2024	$3,159
Impairment made during the period	-
Effect of exchange rate differences	42
Balance as at December 31, 2025	$3,201